Summary of Significant Accounting Policies - Short-Term Investments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Schedule of Investments [Line Items]
Certificates of deposit	$ 10.0
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Certificates of deposit	2.0
Short-term Investments
Schedule of Investments [Line Items]
Certificates of deposit	$ 8.0